Related Party Transactions - Related Party Loans and Administrative Services Agreement - Additional Information (Detail) - Montes Archimedes Acquisition Corp. - USD ($)			1 Months Ended	3 Months Ended	6 Months Ended
	Oct. 09, 2020	Jul. 23, 2020	Sep. 30, 2020	Mar. 31, 2021	Dec. 31, 2020	Oct. 07, 2020
Related Party Transaction [Line Items]
Proceeds from related party loan					$ 200,000
Repayment of loan					200,000
General and administrative expenses - related party				$ 30,000	28,065
Related Party Loans | Working Capital Loans
Related Party Transaction [Line Items]
Maximum loans convertible into warrants		$ 1,500,000
Conversion price per warrant		$ 1.00
Loan amount outstanding				0	0
Related Party Loans | Sponsor | Promissory Note
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note		$ 300,000
Proceeds from related party loan		$ 200,000	$ 200,000
Repayment of loan	$ 200,000
Loan amount outstanding				200,000
Administrative Services Agreement
Related Party Transaction [Line Items]
Expenses incurred					$ 28,065
General and administrative expenses - related party				30,000
Accounts payable - related party outstanding				0
Administrative Services Agreement | Affiliate of Sponsor
Related Party Transaction [Line Items]
Monthly office space and administrative support expenses				$ 10,000		$ 10,000